INCOME TAXES (Details Narrative) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Effective Income Tax Rate Reconciliation [Line Items]
Loss before provision for income taxes	$ 50,859	$ 8,954	$ 15,101	$ 13,515
Income taxes, net of refunds	$ 24	$ 52	56	74
Valuation allowance			8,928	6,832	$ 5,672
Valuation allowance increase (decrease)			2,200	1,200
Net operating losses			4,679	2,112
Deferred tax asset			1,732	2,299
Unrecognized tax benefits			164	164	$ 126
Federal [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Net operating losses			19,300	8,600
Federal Research and Development Credit Carryforward [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Deferred tax asset			700	600
Unrecognized tax benefits			$ 100	100
Operating loss carryforwards, expiration period description			the credits will expire between 2043 through 2046.
Income Tax Jurisdiction, Domestic State and Local [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Net operating losses			$ 14,800	7,400
Income Tax Jurisdiction, Domestic State and Local [Member] | UTAH
Effective Income Tax Rate Reconciliation [Line Items]
Net operating losses			5,700
Income Tax Jurisdiction, Domestic State and Local [Member] | GEORGIA
Effective Income Tax Rate Reconciliation [Line Items]
Net operating losses			1,800
Income Tax Jurisdiction, Domestic State and Local [Member] | ALBANIA
Effective Income Tax Rate Reconciliation [Line Items]
Net operating losses			$ 1,400
Operating loss carryforwards, expiration period description			operating losses will expire between 2032 through 2040.
Utah Research and Development Credit Carryforward [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Deferred tax asset			$ 300	$ 300
Unrecognized tax benefits			$ 100